Equity Instruments (Tables)	9 Months Ended
Mar. 31, 2015
Summary of Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense for the years ended June 30 2014 and 2013, and nine months ended March 31, 2015 and 2014:

	Years Ended June 30,		Nine Months Ended March 31,
	2014	2013	2015	2014
			(unaudited)
Research and development expenses
Stock options
Luoxis	$206,000	$203,000	$297,000	155,000
Vyrix	38,000	—	26,000	$29,000
General and administrative expenses
Stock options
Luoxis	152,000	114,000	371,000	116,000
Vyrix	104,000	—	56,000	85,000

	$500,000	$317,000	$750,000	$385,000

Unrecognized expense at March 31, 2015
Luoxis	$1,129,000
Vyrix	$194,000
Weighted average remaining years to vest
Luoxis	2.23
Vyrix	1.79

Warrants Issued in Conjunction with its Senior Convertible Debentures

Aytu issued warrants in conjunction with its 2013 Private Placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding June 30, 2012	—	$—
Warrants issued - Private Placements	102,613	$4.53

Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92

Outstanding March 31, 2015 (unaudited)	102,613	$4.53	3.17

Significant Warrant Valuation Assumption	Significant assumptions in valuing the Luoxis warrants were as follows:

Expected volatility	87%
Risk free interest rate	0.52%
Expected term (years)	5
Dividend yield	0%

Luoxis Diagnostics [Member]
Stock Options Valuation Assumption

The assumptions are as follows:

	Years Ended June 30,		Nine Months Ended
	2014	2013	March 31, 2015
			(unaudited)
Expected volatility	79% - 82%	86%	79% - 108%
Risk free interest rate	0.75% - 1.53%	1.04% - 1.53%	0.75% - 2.09%
Expected term (years)	5.0 - 6.5	5.0 - 6.5	5.0 - 7.0
Dividend yield	0%	0%	0%

Stock Option Activity

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2012	—	$—		$—
Granted	396,994	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000
Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding March 31, 2015 (unaudited)	625,266	$5.40	8.61	$2,541,000

Exercisable at March 31, 2015 (unaudited)	206,767	$4.54	8.26	$687,000

Available for grant at March 31, 2015 (unaudited)	477,495

Vyrix Pharmaceuticals [Member]
Stock Options Valuation Assumption

The assumptions are as follows:

	Year Ended June 30,	Nine Months Ended
	2014	March 31, 2015
(unaudited)
Expected volatility	63% - 76%	63% - 76%
Risk free interest rate	0.90% - 2.02%	0.90% - 2.02%
Expected term (years)	5.0 - 6.5	5.0 - 6.5
Dividend yield	0%	0%

Stock Option Activity

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2012	—	$—		$—
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding June 30, 2013	—	$—	—	$—
Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	—	$—

Outstanding March 31, 2015 (unaudited)	117,053	$5.68	8.79	$417,000

Exercisable at March 31, 2015 (unaudited)	58,526	$5.68	8.79	$208,000

Available for grant at March 31, 2015 (unaudited)	499,014